12. Investment in Affiliates	12 Months Ended
Dec. 31, 2017
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investment in Affiliates

12.	Investment in Affiliates

Investment in affiliates represents: i) the investment in EnSync, Inc. (formerly known as ZBB Energy Corporation) (“ENS”) of $nil and $2,214 as of December 31, 2017 and 2016, respectively; ii) the investment of $4,321 in Beijing Dingding Yiwei New Energy Technology Development Co., Ltd. (“Dingding Yiwei”), which has been fully impaired as of December 31, 2017 and 2016; iii) and the investment in Sinsin (See Note 4 Deconsolidation of Sinsin).

The investment in ENS consists of i) 8,000,000 shares of ENS’s common stock (“Purchased Common Stock”), ii) 28,048 shares of ENS’s convertible preferred stock (“Convertible Preferred Stock”), and iii) warrant to acquire 50,000,000 shares of ENS’s common stock (“Warrant”). Total cash consideration of ENS investment was $33,390, of which $16,947 was recognized for Warrant, $3,244 was recognized for the initial cost of investment in Purchased Common Stock, and the remaining $13,199 was recognized for the initial cost of investment of Convertible Preferred Stock. The decrease in fair value of $nil, $2,328 and $14,619 of the Warrant was recognized as Change in fair value of derivative asset/liabilities in the consolidated statements of operations for the year ended December 31, 2017, 2016 and 2015. The investment in Purchased Common Stock was fully impairment as of December 31, 2017 and 2016, and impairment provision of $2,214, $9,895 and $1,090 was provided for investment in Convertible Preferred Stock during the year ended December 31, 2017, 2016 and 2015. As of December 31, 2017 and 2016, the investment in ENS was $nil and $2,214, respectively.